UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2011

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                               [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                     STEWART WEST INDIES TRADING CO., LTD.
                      (D/B/A STEWART INVESTMENT ADVISERS)
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO  80302
                                   (Address)

                        Form 13F File Number:  28-10971

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen C. Miller
Title:         Vice President
Phone:         (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller      Boulder, Colorado             August 12, 2011
     (Signature)             (City,  State)                    (Date)

Report Type  (Check only one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting
         manager  are  reported  in  this     report).

[  ]     13F  NOTICE.  (Check  here  if no holdings reported are in this report,
         and  all  holdings  are  reported  by    other  reporting  manager(s).)

[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for
         this  reporting  manager     are  reported  in  this  report  and  a
         portion are reported  by  other  reporting  manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-04557                 Wellington Management Company, LLP

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     94

Form 13F Information Table Value Total:     $515,801  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number        Name

1       28-10970                    Boulder Investment Advisers, L.L.C.

2       28-14185                    Rocky Mountain Advisers, LLC


                                                      FORM 13F INFORMATION TABLE


                                                              VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
CUSIP               NAME OF ISSUER           TITLE OF CLASS  (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
88579Y101  3M CO                             COM               3,604      38,000  SH         DEFINED            1         38,000
001204106  AGL RES INC                       COM                 448      11,000  SH         DEFINED            1         11,000
018522300  ALLETE INC                        COM NEW             492      12,000  SH         DEFINED            1         12,000
01881G106  ALLIANCEBERNSTEIN HOLDING LP      UNIT LTD PARTN    8,029     413,000  SH         DEFINED            1        413,000
01881G106  ALLIANCEBERNSTEIN HOLDING LP      UNIT LTD PARTN    1,536      79,000  SH         DEFINED            2         79,000
018802108  ALLIANT ENERGY CORP               COM                 610      15,000  SH         DEFINED            1         15,000
02209S103  ALTRIA GROUP INC                  COM               2,377      90,000  SH         DEFINED            1         90,000
02209S103  ALTRIA GROUP INC                  COM               1,109      42,000  SH         DEFINED            2         42,000
025537101  AMERICAN ELEC PWR INC             COM                 490      13,000  SH         DEFINED            1         13,000
025816109  AMERICAN EXPRESS CO               COM               1,810      35,000  SH         DEFINED            1         35,000
049560105  ATMOS ENERGY CORP                 COM                 466      14,000  SH         DEFINED            1         14,000
064149107  BANK NOVA SCOTIA HALIFAX          COM                 614      10,200  SH         DEFINED            1         10,200
075887109  BECTON DICKINSON & CO             COM               6,032      70,000  SH         DEFINED            1         70,000
084670108  BERKSHIRE HATHAWAY INC DEL        CL A            155,000       1,335  SH         DEFINED            1          1,335
084670702  BERKSHIRE HATHAWAY INC DEL        CL B NEW         37,534     485,000  SH         DEFINED            1        485,000
092113109  BLACK HILLS CORP                  COM               1,535      51,000  SH         DEFINED            1         51,000
096627104  BOARDWALK PIPELINE PARTNERS       UT LTD PARTNER    1,286      44,300  SH         DEFINED            1         44,300
112585104  BROOKFIELD ASSET MGMT INC         CL A LTD VT SH    1,464      44,000  SH         DEFINED            1         44,000
118230101  BUCKEYE PARTNERS L P              UNIT LTD PARTN      504       7,800  SH         DEFINED            1          7,800
149123101  CATERPILLAR INC DEL               COM               8,517      80,000  SH         DEFINED            1         80,000
15189T107  CENTERPOINT ENERGY INC COM        COM                 600      31,000  SH         DEFINED            1         31,000
19248A109  COHEN & STEERS INFRASTRUCTUR COM  COM              33,358   1,874,058  SH         DEFINED            1      1,874,058
19248A109  COHEN & STEERS INFRASTRUCTUR COM  COM                 712      40,000  SH         DEFINED            2         40,000
20825C104  CONOCOPHILLIPS COM                COM               4,887      65,000  SH         DEFINED            1         65,000
25243Q205  DIAGEO P L C                      SPON ADR NEW      8,187     100,000  SH         DEFINED            1        100,000
25271C102  DIAMOND OFFSHORE DRILLING IN      COM                 986      14,000  SH         DEFINED            1         14,000
283702108  EL PASO PIPELINE PARTNERS L       COM UNIT LPI        619      17,800  SH         DEFINED            1         17,800
291641108  EMPIRE DIST ELEC CO COM           COM                 424      22,000  SH         DEFINED            1         22,000
29273R109  ENERGY TRANSFER PRTNRS L P        UNIT LTD PARTN    2,302      47,100  SH         DEFINED            1         47,100
29273R109  ENERGY TRANSFER PRTNRS L P        UNIT LTD PARTN      479       9,800  SH         DEFINED            2          9,800
293792107  ENTERPRISE PRODS PARTNERS L       COM               1,767      40,900  SH         DEFINED            1         40,900
33616C100  FIRST REP BK SAN FRAN CALI N      RESTRICTED COM   15,064     518,508  SH         DEFINED            2        518,508
337932107  FIRSTENERGY CORP                  COM               1,767      40,019  SH         DEFINED            1         40,019
338479108  FLAHERTY & CRMRN CLYMRE T R       COM               2,358     122,992  SH         DEFINED            1        122,992
354613101  FRANKLIN RES INC                  COM               1,313      10,000  SH         DEFINED            1         10,000
35671D857  FREEPORT-MCMORAN COPPER & GO      COM                 529      10,000  SH         DEFINED            2         10,000
391164100  GREAT PLAINS ENERGY INC           COM               3,110     150,000  SH         DEFINED            1        150,000
40414L109  HCP INC                           COM               1,203      32,800  SH         DEFINED            1         32,800
42217K106  HEALTH CARE REIT INC              COM               1,205      22,981  SH         DEFINED            1         22,981
421946104  HEALTHCARE RLTY TR                COM                 908      44,000  SH         DEFINED            1         44,000
437076102  HOME DEPOT INC                    COM               2,626      72,500  SH         DEFINED            1         72,500
456615103  INERGY L P                        UNIT LTD PTNR     1,273      36,000  SH         DEFINED            1         36,000
478160104  JOHNSON & JOHNSON                 COM              33,393     502,000  SH         DEFINED            1        502,000
478160104  JOHNSON & JOHNSON                 COM               6,107      91,800  SH         DEFINED            2         91,800
494550106  KINDER MORGAN ENERGY PARTNER      UT LTD PARTNER      523       7,200  SH         DEFINED            1          7,200
505597104  LACLEDE GROUP INC                 COM                 492      13,000  SH         DEFINED            1         13,000
502175102  LTC PPTYS INC                     COM               3,116     112,000  SH         DEFINED            1        112,000
559080106  MAGELLAN MIDSTREAM PRTNRS LP      COM UNIT RP LP      615      10,300  SH         DEFINED            1         10,300
58933Y105  MERCK & CO INC NEW                COM                 706      20,000  SH         DEFINED            1         20,000
58933Y105  MERCK & CO INC NEW                COM                 722      20,447  SH         DEFINED            2         20,447
638620104  NATIONWIDE HEALTH PPTYS INC       COM               1,197      28,900  SH         DEFINED            1         28,900
65339F101  NEXTERA ENERGY INC                COM                 460       8,000  SH         DEFINED            1          8,000
654086107  NICOR INC                         COM                 602      11,000  SH         DEFINED            1         11,000
670837103  OGE ENERGY CORP                   COM                 589      11,700  SH         DEFINED            1         11,700
682680103  ONEOK INC NEW                     COM                 762      10,300  SH         DEFINED            1         10,300
70706P104  PENGROWTH ENERGY CORP             COM               2,013     160,000  SH         DEFINED            1        160,000
70706P104  PENGROWTH ENERGY CORP             COM               1,006      80,000  SH         DEFINED            2         80,000
707884102  PENN VA RESOURCES PARTNERS L      COM               2,425      90,000  SH         DEFINED            1         90,000
718172109  PHILIP MORRIS INTL INC            COM               1,369      20,500  SH         DEFINED            1         20,500
718172109  PHILIP MORRIS INTL INC            COM                 734      11,000  SH         DEFINED            2         11,000
720186105  PIEDMONT NAT GAS INC              COM                 514      17,000  SH         DEFINED            1         17,000
726503105  PLAINS ALL AMERN PIPELINE L       UNIT LTD PARTN      525       8,200  SH         DEFINED            1          8,200
69351T106  PPL CORP                          COM               2,783     100,000  SH         DEFINED            1        100,000
69351T106  PPL CORP                          COM               2,226      80,000  SH         DEFINED            2         80,000
742718109  PROCTER & GAMBLE CO               COM               2,416      38,000  SH         DEFINED            1         38,000
743263105  PROGRESS ENERGY INC               COM                 528      11,000  SH         DEFINED            1         11,000
744573106  PUBLIC SVC ENTERPRISE GROUP       COM               1,084      33,200  SH         DEFINED            1         33,200
744573106  PUBLIC SVC ENTERPRISE GROUP       COM                 548      16,800  SH         DEFINED            2         16,800
756109104  REALTY INCOME CORP                COM               1,092      32,600  SH         DEFINED            1         32,600
76970B101  RMR ASIA PAC REAL EST FD NEW      COM               1,539      83,226  SH         DEFINED            1         83,226
76970B101  RMR ASIA PAC REAL EST FD NEW      COM                 507      27,420  SH         DEFINED            2         27,420
80105N105  SANOFI                            SPONSORED ADR     1,205      30,000  SH         DEFINED            1         30,000
80105N105  SANOFI                            SPONSORED ADR     1,205      30,000  SH         DEFINED            2         30,000
80589M102  SCANA CORP NEW                    COM               1,449      36,800  SH         DEFINED            1         36,800
80589M102  SCANA CORP NEW                    COM                 488      12,400  SH         DEFINED            2         12,400
842587107  SOUTHERN CO                       COM                 525      13,000  SH         DEFINED            1         13,000
864482104  SUBURBAN PROPANE PARTNERS L       UNIT LTD PARTN      471       9,000  SH         DEFINED            1          9,000
872375100  TECO ENERGY INC                   COM                 529      28,000  SH         DEFINED            1         28,000
89151E109  TOTAL S A                         SPONSORED ADR     1,041      18,000  SH         DEFINED            1         18,000
89151E109  TOTAL S A                         SPONSORED ADR     1,041      18,000  SH         DEFINED            2         18,000
H8817H100  TRANSOCEAN LTD                    REG SHS           1,033      16,000  SH         DEFINED            1         16,000
H8817H100  TRANSOCEAN LTD                    REG SHS             516       8,000  SH         DEFINED            2          8,000
902748102  UIL HLDG CORP                     COM                 492      15,200  SH         DEFINED            1         15,200
92240G101  VECTREN CORP                      COM                 474      17,000  SH         DEFINED            1         17,000
92276F100  VENTAS INC                        COM              11,923     226,200  SH         DEFINED            1        226,200
92930Y107  W P CAREY & CO LLC                COM               1,400      34,600  SH         DEFINED            1         34,600
931142103  WAL MART STORES INC               COM              32,415     610,000  SH         DEFINED            1        610,000
931142103  WAL MART STORES INC               COM                 531      10,000  SH         DEFINED            2         10,000
931422109  WALGREEN CO                       COM               5,944     140,000  SH         DEFINED            1        140,000
931422109  WALGREEN CO                       COM                 849      20,000  SH         DEFINED            2         20,000
949746101  WELLS FARGO & CO NEW              COM               1,611      57,400  SH         DEFINED            2         57,400
95709T100  WESTAR ENERGY INC                 COM                 538      20,000  SH         DEFINED            1         20,000
92924F106  WGL HLDGS INC                     COM                 462      12,000  SH         DEFINED            1         12,000
988498101  YUM BRANDS INC                    COM              59,935   1,085,000  SH         DEFINED            1      1,085,000